Exhibit 99.1-1

	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	357	0	0	0.00%
2	Data Integrity - Current UPB	357	0	0	0.00%
3	Data Integrity - Current Interest Rate	357	0	0	0.00%
4	Data Integrity - Marketable Title Date	24	3	3	12.50%
5	Data Integrity - Loan Status	357	1	1	0.28%
6	Data Integrity - Max Claim Amount	357	0	0	0.00%
7	Data Integrity - Called Due Date	249	75	75	30.12%
8	Data Integrity - UPB at Called Due Date	249	23	23	9.24%
9	Data Integrity - Original Note Rate	357	12	12	3.36%
10	Data Integrity - Margin (on adjustable rate loans)	342	1	1	0.29%
11	Data Integrity - Index (on adjustable rate loans)	342	1	1	0.29%
12	Data Integrity - Debenture Rate	357	2	2	0.56%
13	Data Integrity - Foreclosure First Legal Date	153	5	5	3.27%
14	Data Integrity - Closing Date	357	1	1	0.28%
15	Data Integrity - Amortization Type	357	1	1	0.28%
16	Data Integrity - FHA Case Number	357	0	0	0.00%
17	Data Integrity - Original Principal Limit	357	6	6	1.68%
18	FHA Insurance	1911	1	1	0.05%
19	Valuation Integrity	360	46	46	12.78%
20	Property Inspections	336	203	203	60.42%
21	Borrower's Age	336	47	47	13.99%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	309	84	84	27.18%
23	Property Preservation to Allowable Limit	352	9	9	2.56%
24	Tax and Insurance Disbursement Verification*	353	4	4	1.13%
25	Corporate Advance Disbursement Verification*	356	19	19	5.34%
26	Lien Search	569	0	0	0.00%
27	BPO Order	327	0	0	0.00%
	*individual disbursement transactions on loans within the sample population